Financial Instruments - Summary of Long Term Notes Payable (Parenthetical) (Detail) $ in Millions	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Debt Instrument Repurchased Notes Outstanding	$ 0